Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2016